CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Profit or loss [abstract]
Interest income	£ 17,645	£ 13,258		£ 14,306
Interest expense	(3,688)	(3,892)		(3,557)
Net interest income	13,957	9,366		10,749
Fee and commission income	2,835	2,608		2,308
Fee and commission expense	(1,332)	(1,185)		(1,148)
Net fee and commission income	1,503	1,423		1,160
Net trading income	(19,987)	17,200		7,220
Insurance premium income	9,059	8,283		8,615
Other operating income	1,276	1,172		1,423
Total other operating income	(8,149)	28,078		18,418
Total income	5,808	37,444		29,167
Insurance claims and changes in insurance and investment contract liabilities	12,401	(21,120)		(14,041)
Total income, net of insurance claims and changes in insurance and investment contract liabilities	18,209	16,324		15,126
Operating expenses	(9,759)	(10,800)		(9,745)
Impairment (charge) credit	(1,522)	1,378		(4,155)
Profit before tax	6,928	6,902	[1]	1,226	[1]
Tax (expense) credit	(1,373)	(1,017)		161
Profit for the year	5,555	5,885		1,387
Profit attributable to ordinary shareholders	5,021	5,355		865
Profit attributable to other equity holders	438	429		453
Profit attributable to equity holders	5,459	5,784		1,318
Profit attributable to non-controlling interests	£ 96	£ 101		£ 69
Basic earnings per share (in GBP per share)	£ 0.073	£ 0.075		£ 0.012
Diluted earnings per share (in GBP per share)	£ 0.072	£ 0.075		£ 0.012

[1]	1 Restated, see page F-16.